SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 24.3%
	U.S. Treasury Inflation-Indexed Bonds, 1.75% due 1/15/2028	$ 2,504,169	$ 2,486,463
	U.S. Treasury Inflation-Indexed Notes, 0.125% due 4/15/2027 - 1/15/2031	13,242,041	12,014,596
	U.S. Treasury Notes,
	1.875% due 2/15/2032	2,050,000	1,724,883
	3.375% due 5/15/2033	2,433,000	2,236,839
	3.50% due 2/15/2033	1,700,000	1,582,062
	3.875% due 8/15/2034	2,063,000	1,952,114
	4.00% due 2/28/2030 - 2/15/2034	3,330,000	3,244,841
	4.25% due 11/15/2034	632,000	615,904
	4.375% due 5/15/2034	1,934,000	1,905,594
	4.50% due 11/15/2033	850,000	846,547
	U.S. Treasury Strip Principal, 5.333% due 8/15/2034	1,880,000	1,218,867
	Total U.S. Treasury Securities (Cost $30,120,416)		29,828,710
	U.S. Government Agencies — 7.6%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	32,941	32,883
	Federal Farm Credit Banks Funding Corp., 3.00% due 3/8/2032	715,000	627,320
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	706,559	679,271
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	2.46% due 12/15/2025	250,000	237,102
[a,b]	5.268% (TSFR3M + 0.61%) due 4/15/2025	175,000	173,456
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	525,000	515,849
[a]	2.512% due 1/15/2026	791,250	779,524
	Small Business Administration Participation Certificates,
	Series 2005-20H Class 1, 5.11% due 8/1/2025	7,822	7,830
	Series 2007-20D Class 1, 5.32% due 4/1/2027	33,147	33,338
	Series 2007-20F Class 1, 5.71% due 6/1/2027	23,621	23,841
	Series 2007-20I Class 1, 5.56% due 9/1/2027	83,977	84,602
	Series 2007-20K Class 1, 5.51% due 11/1/2027	62,499	62,994
	Series 2008-20G Class 1, 5.87% due 7/1/2028	156,863	158,968
	Series 2011-20G Class 1, 3.74% due 7/1/2031	307,024	299,827
	Series 2011-20K Class 1, 2.87% due 11/1/2031	480,719	458,197
	Series 2014-20H Class 1, 2.88% due 8/1/2034	342,529	324,087
	Series 2015-20B Class 1, 2.46% due 2/1/2035	327,567	304,081
	Series 2015-20G Class 1, 2.88% due 7/1/2035	675,814	630,514
	Series 2015-20I Class 1, 2.82% due 9/1/2035	687,240	642,772
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,534,297	1,402,613
	Series 2017-20K Class 1, 2.79% due 11/1/2037	744,870	683,915
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	1,054,030	904,569
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	208,334	206,361
	Total U.S. Government Agencies (Cost $9,881,240)		9,273,914
	Mortgage Backed — 63.2%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Seies 2021-1 Class A, 2.18% due 1/25/2051	4,071,610	3,196,850
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0049, 7.093% (H15T1Y + 2.15%) due 2/1/2046	1,247,488	1,275,062
	Pool D98887, 3.50% due 1/1/2032	172,187	166,815
	Pool E09025, 2.50% due 3/1/2028	22,313	21,739
	Pool G13804, 5.00% due 3/1/2025	336	335
	Pool G16710, 3.00% due 11/1/2030	687,709	664,982
	Pool J37586, 3.50% due 9/1/2032	121,980	117,819
	Pool RE6097, 2.00% due 5/1/2051	1,984,316	1,500,053
	Pool RE6119, 2.50% due 12/1/2051	1,722,656	1,389,656
	Pool SE9046, 3.00% due 12/1/2051	1,993,114	1,677,735
	Pool T61943, 3.50% due 8/1/2045	85,520	76,707
	Pool T65457, 3.00% due 1/1/2048	370,413	316,228
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3922 Class PQ, 2.00% due 4/15/2041	43,986	42,777
[b]	Series 4105 Class FG, 5.112% (SOFR30A + 0.51%) due 9/15/2042	438,873	433,039
	Series 4120 Class TC, 1.50% due 10/15/2027	197,197	190,903
	Series 4120 Class UE, 2.00% due 10/15/2027	265,359	257,479

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Series 5469 Class QA, 4.50% due 11/25/2054	$ 571,263	$ 550,227
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[b]	Series K047 Class A2, 3.329% due 5/25/2025	59,653	59,313
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	533,312
[b]	Series K730 Class A2, 3.59% due 1/25/2025	1,170	1,170
	Series KHG1 Class A3, 3.341% due 12/25/2027	299,999	289,814
	Series KJ46 Class A2, 4.796% due 10/25/2031	216,000	215,896
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	149,000	153,158
	Series KJ48 Class A2, 5.028% due 10/25/2031	379,000	382,912
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	800,408	754,750
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,440,930	2,164,168
	Series 2017-4 Class MT, 3.50% due 6/25/2057	549,967	486,686
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	1,020,805	944,330
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	552,527	516,758
	Series 2018-3 Class HA, 3.00% due 8/25/2057	742,759	688,658
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	797,914	760,904
	Series 2018-4 Class HA, 3.00% due 3/25/2058	943,275	871,349
	Series 2018-4 Class MA, 3.50% due 3/25/2058	631,913	600,293
	Series 2019-1 Class MA, 3.50% due 7/25/2058	1,755,433	1,663,556
	Series 2019-2 Class MA, 3.50% due 8/26/2058	1,566,164	1,477,206
	Series 2019-3 Class MA, 3.50% due 10/25/2058	607,180	576,395
	Series 2019-4 Class MA, 3.00% due 2/25/2059	954,030	872,915
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,401,430	1,275,737
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,359,328	1,212,893
	Series 2020-3 Class MA, 2.00% due 5/25/2060	454,236	404,267
	Series 2020-3 Class MT, 2.00% due 5/25/2060	590,677	463,065
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	967,023	822,637
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	1,947,588	1,664,036
	Pool RD5043, 2.00% due 12/1/2030	1,476,633	1,391,165
	Pool SB8010, 2.50% due 10/1/2034	452,298	413,049
	Pool SB8030, 2.00% due 12/1/2034	702,236	622,464
	Pool SB8502, 2.00% due 8/1/2035	426,767	382,080
	Pool ZS4730, 3.50% due 8/1/2047	702,047	631,049
	Pool ZS7299, 3.00% due 10/1/2030	361,832	348,912
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	187,684	169,050
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	724,816	627,430
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	227,630	204,966
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	141,976	126,933
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,315,341	1,095,653
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	446,184	371,067
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	280,637	237,347
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	128,683	113,522
	Federal National Mtg Assoc.,
[b]	Pool 895572, 7.82% (RFUCCT1Y + 1.82%) due 6/1/2036	48,637	49,769
	Pool BF0130, 3.50% due 8/1/2056	302,445	266,491
	Pool BF0144, 3.50% due 10/1/2056	428,514	382,545
[b]	Pool BH4524, 2.434% (5-Yr. CMT + 1.150%) due 6/1/2046	1,313,421	1,239,346
[b]	Pool BM6885, 1.612% (2.20% - SOFR30A) due 12/1/2051	457,275	412,401
	Pool BM6983, 3.00% due 3/1/2052	1,017,446	847,256
[b]	Pool CB2214, 1.524% (2.20% - SOFR30A) due 11/1/2051	487,780	440,529
	Federal National Mtg Assoc., CMBS,
[b]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	281,781	278,545
[b]	Series 2018-SB47 Class A5H, 5.48% (SOFR30A + 0.81%) due 1/25/2038	327,739	321,135
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.482% due 3/25/2039	180,930	140,909
	Series 2011-70 Class CA, 3.00% due 8/25/2026	299,871	295,357
[b]	Series 2013-81 Class FW, 4.983% (SOFR30A + 0.41%) due 1/25/2043	737,653	728,286
[b]	Series 2013-92 Class FA, 5.233% (SOFR30A + 0.66%) due 9/25/2043	535,541	526,596
	Series 2024-25 Class VB, 5.50% due 3/25/2035	505,760	505,745
	Series 2024-70 Class MP, 4.50% due 10/25/2054	490,662	473,176
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	988,823	944,750
	Federal National Mtg Assoc., UMBS Collateral,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Pool AE0704, 4.00% due 1/1/2026	$ 64,258	$ 63,852
	Pool AJ1752, 3.50% due 9/1/2026	119,641	118,269
	Pool AL6582, 3.50% due 4/1/2030	269,305	263,025
	Pool AL7801, 2.50% due 11/1/2030	991,698	947,560
	Pool AL9445, 3.00% due 7/1/2031	8,027	7,729
	Pool AL9821, 2.50% due 1/1/2032	1,321,390	1,247,416
	Pool AS9749, 4.00% due 6/1/2047	264,136	245,059
	Pool AU2669, 2.50% due 10/1/2028	276,107	267,519
	Pool BM4153, 3.00% due 6/1/2033	895,110	850,424
	Pool BM4864, 3.50% due 5/1/2033	568,478	550,932
	Pool CA0942, 2.50% due 12/1/2032	574,007	537,808
	Pool CA4102, 3.50% due 8/1/2029	353,115	346,041
	Pool CA5271, 2.50% due 3/1/2035	826,841	759,798
	Pool CA5282, 3.00% due 3/1/2035	1,717,466	1,616,792
	Pool CA7535, 1.50% due 10/1/2030	1,643,041	1,510,579
	Pool FM1523, 2.50% due 8/1/2029	318,309	308,578
	Pool FM2831, 2.50% due 5/1/2032	962,453	912,885
	Pool FM3494, 2.50% due 4/1/2048	342,808	288,135
	Pool FM4936, 2.00% due 12/1/2035	1,108,825	991,183
	Pool FM5458, 1.50% due 12/1/2035	1,118,161	961,074
	Pool FS0916, 3.00% due 3/1/2052	2,503,378	2,125,059
	Pool FS6157, 3.00% due 9/1/2052	6,631,370	5,637,696
	Pool FS6212, 1.50% due 5/1/2032	311,347	281,762
	Pool MA2353, 3.00% due 8/1/2035	526,791	489,670
	Pool MA3465, 4.00% due 9/1/2038	302,415	287,365
	Pool MA3681, 3.00% due 6/1/2034	240,897	226,772
	Pool MA3896, 2.50% due 1/1/2035	78,003	71,235
	Pool MA4148, 2.00% due 10/1/2030	339,443	320,156
	Pool MA4390, 2.00% due 7/1/2031	2,488,068	2,303,012
	Government National Mtg Assoc.,
[b]	Pool 894205, 4.625% (H15T1Y + 1.50%) due 8/20/2039	76,155	75,771
[b]	Pool MA0100, 4.875% (H15T1Y + 1.50%) due 5/20/2042	127,751	129,035
	Pool MA0907, 2.00% due 4/20/2028	256,593	247,549
	Government National Mtg Assoc., CMBS,
	Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	895,969
	Series 2023-104 Class AD, 4.00% due 1/16/2065	419,247	392,462
	Government National Mtg Assoc., CMO,
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	333,834	319,213
	Series 2017-186 Class VA, 3.00% due 2/20/2031	1,559,288	1,537,224
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	1,667,630	1,505,483
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	1,667,630	1,500,016
	Total Mortgage Backed (Cost $83,874,471)		77,462,214
	Corporate Bonds — 2.3%
	Utilities — 2.3%
	Electric Utilities — 2.3%
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	3,330,392	2,872,772
			2,872,772
	Total Corporate Bonds (Cost $3,243,839)		2,872,772
	Short-Term Investments — 1.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.40%,	1,205,050	1,205,050
	Total Short-Term Investments (Cost $1,205,050)		1,205,050
	Total Investments — 98.4% (Cost $128,325,016)		$120,642,660
	Other Assets Less Liabilities — 1.6%		1,963,661
	Net Assets — 100.0%		$122,606,321

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2024 (Unaudited)

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $6,069,622, representing 4.95% of the Fund’s net assets.
d	Rate represents the money market fund annualized seven-day yield at December 31, 2024.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.